Document and Entity Information	Dec. 23, 2019
Entity Information [Line Items]
Entity Central Index Key	0001679688
Entity Emerging Growth Company	false
Written Communications	false
Entity Address, Address Line One	515 South Flower Street
Entity Incorporation, State or Country Code	MD
Entity Registrant Name	COLONY CAPITAL, INC.
Document Type	8-K/A
Document Period End Date	Dec. 23, 2019
Entity File Number	001-37980
Entity Tax Identification Number	46-4591526
Entity Address, Address Line Two	44th Floor
Entity Address, Postal Zip Code	90071
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
City Area Code	310
Local Phone Number	282-8820
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K of Colony Capital, Inc., originally filed with the Securities and Exchange Commission on December 23, 2019 (“the Original 8-K”), is being filed solely to include interactive data filings exhibits, which were omitted from the original filing. The interactive data filings exhibits were omitted in the Original 8-K because the XBRL files could not be uploaded due to technical problems that were beyond our control. Except as described above, the Amendment does not modify or update the disclosures presented in, or exhibits to, the Original 8-K in any way. Those sections of the Original 8-K that are unaffected by the Amendment are not included herein.
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Class A Common Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CLNY
Security Exchange Name	NYSE
Preferred Stock, 8.25% Series B Cumulative Redeemable, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 8.25% Series B Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRB
Security Exchange Name	NYSE
Preferred Stock, 8.75% Series E Cumulative Redeemable, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 8.75% Series E Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRE
Security Exchange Name	NYSE
Preferred Stock, 7.50% Series G Cumulative Redeemable, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.50% Series G Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRG
Security Exchange Name	NYSE
Preferred Stock, 7.125% Series H Cumulative Redeemable, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series H Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRH
Security Exchange Name	NYSE
Preferred Stock, 7.15% Series I Cumulative Redeemable, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.15% Series I Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRI
Security Exchange Name	NYSE
Preferred Stock, 7.125% Series J Cumulative Redeemable, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock, 7.125% Series J Cumulative Redeemable, $0.01 par value
Trading Symbol	CLNY.PRJ
Security Exchange Name	NYSE